UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-2661

Name of Fund:  Merrill Lynch Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Pacific Fund, Inc., 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report




(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2003


Merrill Lynch
Pacific Fund, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Pacific Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH PACIFIC FUND, INC.


DEAR SHAREHOLDER


Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Fund Performance
For the six-month period ended June 30, 2003, the Fund's Class A, Class B, Class C and Class I Shares had total returns of +5.43%, +4.98%, +5.04% and +5.63%, respectively. The Fund's unmanaged benchmarks, the Morgan Stanley Capital International (MSCI) Pacific Region Index and our Composite Index, returned +6.16% and +5.89%, respectively, for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Favorable stock selection in Japan and the Fund's large holding in Guinness Peat Group PLC of New Zealand contributed positively to performance. Stock selection in Japan tended to be relatively defensive, with holdings concentrated in the utility, insurance (non-life insurance) and food sectors. These sectors held up well in the weak market environment we saw in the first several months of the period. As Asian markets rallied from their March and April lows, some of the Fund's defensive holdings began to underperform, as the more growth-oriented and economically sensitive sectors, particularly technology, began to move upward in concert with the trend seen over this period in the United States and other countries.


Market Review
For most of the period, investors sought refuge in investments with relatively high dividend yields, as deflation appeared to be a concern in many countries. Australian banks, for example, were a strong sector for much of the period, partly because of their attractive dividend yields. By the end of June, however, the outlook began to change and bond markets responded in a volatile manner. Most conspicuous was the case of the Japanese government bond market, where 10-year yields bottomed at .43% on June 11, 2003 and then doubled by the end of the month. It remains to be seen whether stronger economic activity will lead to a pronounced shift of assets from fixed income securities to equities over the coming months. In Japan, we reached a stage in early June where dividend yields on stocks were substantially greater than long-term government bond yields. Such a scenario, in which microscopic returns are considered acceptable, is only possible when investors are so worried about losing assets that only the most secure class of securities is chosen. In our opinion, the tipping of the balance in favor of equities can become a self-fueling cycle as the perceived risk of investing in the asset class is reduced.

During the first several months of 2003, a number of negative factors weighed on the Asia-Pacific markets. Economic growth was slow in the region and around the world, with the notable exception of China. Caution over the military confrontation in Iraq was heightened by the added concern in Asia over a parallel disagreement with North Korea. At the same time, severe acute respiratory syndrome (SARS), a deadly viral epidemic, broke out in parts of the region, virtually shutting down business activity in Hong Kong, Singapore, Taiwan and a few cities in China. Meanwhile, in Japan, a major bank required the injection of capital by the government. The liquidation of equity holdings in corporate pension plans being returned to government control kept steady selling pressure on large-capitalization issues. Aside from the traditionally defensive sectors, many small and medium-sized companies did well in this environment, partly because they did not suffer from pension-related selling and partly because of their reasonable valuations. Companies with business exposure to the growing Chinese market also tended to be popular.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


With the announced end of war in Iraq and a rally in the U.S. equity market, Asian markets bottomed after a short lag before trending upward. Despite the rally, many of the best-performing stocks for the period as a whole were in value or defensive sectors, while most technology and financial stocks, such as the banks, did relatively poorly. Many small markets that are not part of the Fund's benchmark, including Thailand, Indonesia and the Philippines, did relatively well. We added small positions to the portfolio in Thailand and India. We continue to find good valuations in these markets and believe that economic fundamentals there are mostly supportive, even without assuming a large pick-up in world growth, which often is seen as a prerequisite for developing markets to progress. The Australian and New Zealand markets were strong during the period in terms of their U.S. dollar-based returns because their currencies strengthened compared to the U.S. dollar. In local terms, however, their indexes were flat.


Investment Strategy
We continue to seek to take advantage of investment opportunities in the growing Chinese market. There are several ways to approach this. First, we can buy shares directly in Chinese companies. An example of this would be Denway Motors Limited, which is listed in Hong Kong but manufactures and distributes passenger automobiles in China with the cooperation of Honda Motors of Japan. Next, we can purchase shares in non-Chinese companies that sell their products profitably in China. For example, portfolio holding Hitachi Construction Machinery Co., Ltd. is a Japanese company that sells excavation equipment to the Chinese construction industry and expects nearly to double the proportion of its revenue from China to 25% in the next year or two. Another case would be POSCO, the South Korean steel manufacturer that exports its products to China. Finally, we can buy shares in companies that outsource their production in China because of the cost advantages of that market. This scenario is evident in many manufacturing sectors where the labor cost savings in China have prompted companies to shift their production facilities out of developed or higher-cost locations. We are finding examples of this trend in various unexpected industries. For example, the Fund has invested in Japanese food processing company Katokichi, a traditional manufacturer of frozen and processed foods based in a relatively rural area of western Japan. This company is gradually shifting its facilities to China because of the substantial cost savings over its Japan factories. Wages in the company's Chinese plant are 4% of those in its comparable Japanese location. The company's Japanese employees are mostly former agricultural workers who are over 50 years of age, while its Chinese workforce averages slightly over 20 years of age. The cost of raw food items in China, such as spinach or chicken, range from one-tenth to two-fifths the price of similar goods in Japan. Land costs as little as 3% of what it would in Japan, and factory construction costs are approximately 10% of Japan's. The company can ship its processed food from China to Tokyo at a lower total freight cost per ton than it pays for shipment from western Japan to Tokyo. Given these kinds of economics, it is evident that regional firms must rethink their strategies and that deflationary pressure is likely to persist, even if the Chinese currency is revalued. Whereas China poses threats to some companies, it clearly offers increasing investment opportunities as well--opportunities that, in our opinion, may be unique in the world for their growth potential and size.


In Conclusion
We thank you for your continued investment in Merrill Lynch Pacific Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(James Russell)
James Russell
Vice President and Portfolio Manager



July 8, 2003



Merrill Lynch Pacific Fund, Inc., June 30, 2003


PERFORMANCE DATA


About Fund Performance


Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001, will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

* Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                                         Market Performance
                                                                  In Local Currency/In U.S. Dollars
                                                                       6-Month           12-Month
As of June 30, 2003                                                    % Change          % Change
ML Pacific Fund, Inc. Class A Shares--Total Investment Return*           +5.43%           - 9.67%
ML Pacific Fund, Inc. Class B Shares--Total Investment Return*           +4.98            -10.46
ML Pacific Fund, Inc. Class C Shares--Total Investment Return*           +5.04            -10.40
ML Pacific Fund, Inc. Class I Shares--Total Investment Return*           +5.63            - 9.46
ML Pacific Fund, Inc. Class R Shares--Total Investment Return*           +6.19             --
MSCI Pacific Region Index**                                              +6.16            - 9.59
Constructed Index***                                                     +5.89            - 9.69
    Japan                                                            +4.14/+2.92      -14.47/-14.63
    Australia                                                        +1.06/+20.36      -4.41/+14.21
    Hong Kong                                                        +3.47/+3.48      -10.79/-10.77
    Taiwan                                                          +11.65/+12.16      -6.34/-9.59
    India                                                            +3.07/+6.36      +10.10/+15.77
    South Korea                                                      +8.37/+7.60       -7.31/-6.65
    Singapore                                                        +10.27/+8.62      -4.87/-4.20


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Class R Shares commenced operations on 1/03/03.
**This unmanaged broad-based capitalization weighted Index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in Australia, Hong Kong, Japan, New Zealand and Singapore.
***The unmanaged Constructed Index is a customized index used to measure the Fund's relative performance, comprised as follows: 68%
Morgan Stanley Capital International (MSCI) Japan, 10% MSCI
Australia, 10% MSCI Hong Kong, 6% MSCI Taiwan, 2% MSCI India, 2%
MSCI Korea and 2% MSCI Singapore.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


PERFORMANCE DATA (concluded)


Average Annual Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 6/30/03                     -9.67%        -14.42%
Five Years Ended 6/30/03                   +2.50         + 1.40
Inception (10/21/94) through 6/30/03       +1.63         + 1.00

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 6/30/03                    -10.46%        -14.04%
Five Years Ended 6/30/03                  + 1.71         + 1.39
Ten Years Ended 6/30/03                   + 2.19         + 2.19

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 6/30/03                    -10.40%        -11.30%
Five Years Ended 6/30/03                  + 1.70         + 1.70
Inception (10/21/94) through 6/30/03      + 0.83         + 0.83

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

One Year Ended 6/30/03                     -9.46%        -14.21%
Five Years Ended 6/30/03                   +2.77         + 1.67
Ten Years Ended 6/30/03                    +3.25         + 2.70

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Aggregate Total Return


                                                    % Return Without
                                                       Sales Charge
Class R Shares

Inception (1/03/03) through 6/30/03                       +6.19%



Merrill Lynch Pacific Fund, Inc., June 30, 2003


SCHEDULE OF INVESTMENTS

                       Shares                                                                                    Percent of
Industry*               Held                                Common Stocks                              Value     Net Assets
Japan

Auto Components        230,000  Futaba Industrial Co., Ltd.                                       $    2,325,380       0.5%
                     1,261,000  TOYOTA INDUSTRIES CORPORATION                                         20,520,458       4.3
                                                                                                  --------------     ------
                                                                                                      22,845,838       4.8

Automobiles          2,000,000  Fuji Heavy Industries, Ltd.                                            9,027,691       1.9
                     1,364,000  Suzuki Motor Corporation                                              17,743,644       3.7
                                                                                                  --------------     ------
                                                                                                      26,771,335       5.6

Beverages                  380  Coca-Cola Central Japan Co., Ltd.                                      2,120,341       0.4
                       346,148  Coca-Cola West Japan Company Limited                                   5,730,937       1.2
                       468,000  Hokkaido Coca-Cola Bottling Co., Ltd.                                  2,268,382       0.4
                       386,000  Kinki Coca-Cola Bottling Co., Ltd.                                     2,157,035       0.5
                       476,000  Mikuni Coca-Cola Bottling                                              3,238,742       0.7
                                                                                                  --------------     ------
                                                                                                      15,515,437       3.2

Chemicals              540,000  Shin-Etsu Chemical Co., Ltd.                                          18,438,475       3.8

Construction &         705,000  JGC Corporation                                                        4,744,035       1.0
Engineering          1,990,000  Okumura Corporation                                                    6,496,606       1.4
                                                                                                  --------------     ------
                                                                                                      11,240,641       2.4

Electric Utilities     394,600  Chubu Electric Power Company, Incorporated                             7,196,952       1.5
                       714,500  Kansai Electric Power Company, Inc.                                   11,270,148       2.3
                                                                                                  --------------     ------
                                                                                                      18,467,100       3.8

Electronic Equipment   343,900  Murata Manufacturing Co., Ltd.                                        13,518,284       2.8
& Instruments

Food & Staples         518,000  Ito-Yokado Co., Ltd.                                                  12,402,665       2.6
Retailing

Food Products          100,000  Katokichi Co., Ltd.                                                    1,703,102       0.4
                     1,022,000  Nisshin Seifun Group Inc.                                              7,260,179       1.5
                                                                                                  --------------     ------
                                                                                                       8,963,281       1.9

Gas Utilities        6,040,000  Tokyo Gas Co.                                                         17,354,154       3.6

Health Care            430,000  Terumo Corporation                                                     7,144,285       1.5
Equipment & Supplies

Household Durables     235,200  Rinnai Corporation                                                     4,945,909       1.0
                       389,000  Sangetsu Co., Ltd.                                                     6,271,947       1.3
                                                                                                  --------------     ------
                                                                                                      11,217,856       2.3

IT Services            134,000  NS Solutions Corporation                                               5,033,021       1.1

Insurance            7,823,300  Aioi Insurance Company, Limited                                       19,024,806       4.0
                         1,785  Millea Holdings, Inc.                                                 13,646,721       2.8
                     1,583,000  Mitsui Marine and Fire Insurance Company, Ltd.                         7,343,169       1.5
                     1,100,000  The Nippon Fire & Marine Insurance Co., Ltd.                           3,710,181       0.8
                                                                                                  --------------     ------
                                                                                                      43,724,877       9.1

Machinery            1,330,000  Hitachi Construction Machinery Co., Ltd.                               9,215,574       1.9

Office Electronics     487,000  Canon, Inc.                                                           22,347,450       4.7
                        17,300  Seiko Epson Corporation                                                  514,354       0.1
                                                                                                  --------------     ------
                                                                                                      22,861,804       4.8



Merrill Lynch Pacific Fund, Inc., June 30, 2003


SCHEDULE OF INVESTMENTS (continued)

                       Shares                                                                                    Percent of
Industry*               Held                                Common Stocks                              Value     Net Assets
Japan (concluded)

Pharmaceuticals        512,000  Takeda Chemical Industries, Ltd.                                  $   18,889,527       3.9%

Semiconductors &       151,300  Rohm Company Ltd.                                                     16,494,000       3.4
Semiconductor
Equipment

Software                53,400  Nintendo Company Ltd.                                                  3,882,423       0.8

Wireless                 4,210  NTT DoCoMo, Inc.                                                       9,115,969       1.9
Telecommunications
Services

                                Total Common Stocks in Japan (Cost--$310,561,748)                    313,096,546      65.2


Australia

Commercial Banks       775,000  Westpac Banking Corporation Limited                                    8,445,997       1.8

Commercial Services  3,036,706  Brambles Industries Limited                                            9,307,109       1.9
& Supplies

Insurance              714,500  ++Promina Group Limited                                                1,130,863       0.2

                                Total Common Stocks in Australia (Cost--$23,144,801)                  18,883,969       3.9


Hong Kong

Automobiles         25,650,000  Denway Motors Limited                                                 11,594,577       2.4

Commercial Banks     1,232,325  HSBC Holdings PLC                                                     14,617,578       3.0

Diversified          4,739,000  Wharf (Holdings) Ltd.                                                  9,115,624       1.9
Financial Services

Industrial           1,622,438  Hutchison Whampoa Limited                                              9,882,575       2.1
Conglomerates

                                Total Common Stocks in Hong Kong (Cost--$35,555,850)                  45,210,354       9.4


India

Chemicals              720,000  Reliance Industries Ltd.                                               5,029,309       1.1

IT Services            574,415  NIIT Limited                                                           1,762,058       0.4

                                Total Common Stocks in India (Cost--$19,891,564)                       6,791,367       1.5



Merrill Lynch Pacific Fund, Inc., June 30, 2003


SCHEDULE OF INVESTMENTS (continued)

                       Shares                                                                                    Percent of
Industry*               Held                                Common Stocks                              Value     Net Assets
New Zealand

Diversified         33,650,947  Guinness Peat Group PLC                                           $   31,915,530       6.6%
Financial Services

                                Total Common Stocks in New Zealand (Cost--$13,591,553)                31,915,530       6.6


Singapore

Commercial Banks     1,738,400  Oversea-Chinese Banking Corporation Ltd.                               9,871,664       2.1

Transportation       2,385,000  SembCorp Logistics Limited                                             2,546,167       0.5
Infrastructure

                                Total Common Stocks in Singapore (Cost--$10,533,635)                  12,417,831       2.6


South Korea

Diversified            544,500  KT Corporation (ADR)(a)                                               10,732,095       2.2
Telecommunication
Services

Metals & Mining        390,000  POSCO (ADR)(a)                                                        10,214,100       2.2

Wireless                 9,500  SK Telecom Co., Ltd.                                                   1,622,435       0.3
Telecommunications      90,000  SK Telecom Co., Ltd. (ADR)(a)                                          1,697,400       0.4
Services                                                                                          --------------     ------
                                                                                                       3,319,835       0.7

                                Total Common Stocks in South Korea (Cost--$32,210,462)                24,266,030       5.1


Taiwan

Commercial Services  1,200,000  Taiwan Secom                                                           1,019,359       0.2
& Supplies

Semiconductors &     6,754,950  ++United Microelectronics Corporation, Ltd.                            4,352,366       0.9
Semiconductor        2,242,120  Via Technologies Inc.                                                  2,973,514       0.6
Equipment                                                                                         --------------     ------
                                                                                                       7,325,880       1.5

                                Total Common Stocks in Taiwan (Cost--$20,103,480)                      8,345,239       1.7


Thailand

Transportation       2,800,000  Bangkok Expressway Public Company Limited                              1,332,065       0.3
Infrastructure
                                Total Common Stocks in Thailand (Cost--$1,004,366)                     1,332,065       0.3

                                Total Common Stocks (Cost--$466,597,459)                             462,258,931      96.3



Merrill Lynch Pacific Fund, Inc., June 30, 2003


SCHEDULE OF INVESTMENTS (concluded)

                Beneficial Interest/                                                                             Percent of
                    Shares Held                              Investments                               Value     Net Assets
Short-Term Securities

                   $11,947,160  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)       $   11,947,160       2.5%
                   $30,867,888  Merrill Lynch Liquidity Series, LLC Money Market Series (b)(c)        30,867,888       6.4
                    20,578,602  Merrill Lynch Premier Institutional Fund (b)(c)                       20,578,602       4.3

                                Total Investments in Short-Term Securities
                                (Cost--$63,393,650)                                                   63,393,650      13.2

Total Investments (Cost--$529,991,109)                                                               525,652,581     109.5
Liabilities in Excess of Other Assets                                                               (45,491,490)      (9.5)
                                                                                                  --------------     ------
Net Assets                                                                                        $  480,161,091     100.0%
                                                                                                  ==============     ======

*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
++Non-income producing security.
(a)American Depositary Receipts (ADR).
(b)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:


                                                      Dividend/
                                           Net         Interest
Affiliate                                Activity       Income

Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I              $   6,177,469      $64,145
Merrill Lynch Liquidity Series,
LLC Money Market Series              $(10,134,438)      $48,083
Merrill Lynch Premier
Institutional Fund                    (15,781,956)      $33,161


(c)Security was purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.



PORTFOLIO INFORMATION


As of June 30, 2003


                                        Percent of
Ten Largest Equity Holdings             Net Assets

Guinness Peat Group PLC                     6.6%
Canon, Inc.                                 4.7
TOYOTA INDUSTRIES CORPORATION               4.3
Aioi Insurance Company, Limited             4.0
Takeda Chemical Industries, Ltd.            3.9
Shin-Etsu Chemical Co., Ltd.                3.8
Suzuki Motor Corporation                    3.7
Tokyo Gas Co.                               3.6
Rohm Company Ltd.                           3.4
HSBC Holdings PLC                           3.0



                                        Percent of
Five Largest Industries*                Net Assets

Insurance                                   9.3%
Diversified Financial Services              8.5
Automobiles                                 8.0
Commercial Banks                            6.9
Semiconductors & Semiconductor
Equipment                                   4.9

*For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 2003
Assets:           Investments, at value (including securities loaned of $48,240,439)
                  (identified cost--$529,991,109)                                                            $  525,652,581
                  Foreign cash (cost--$1,304,944)                                                                 1,304,944
                  Receivables:
                     Dividends                                                             $    3,114,621
                     Capital shares sold                                                        2,929,907
                     Securities sold                                                              267,297
                     Interest                                                                      16,563
                     Securities lending--net                                                       13,674         6,342,062
                                                                                           --------------
                  Prepaid registration fees                                                                          35,449
                                                                                                             --------------
                  Total assets                                                                                  533,335,036
                                                                                                             --------------

Liabilities:      Collateral on securities loaned, at value                                                      51,446,490
                  Payables:
                     Capital shares redeemed                                                      938,376
                     Investment adviser                                                           244,675
                     Other affiliates                                                             239,419
                     Distributor                                                                  138,387         1,560,857
                                                                                           --------------
                  Accrued expenses and other assets                                                                 166,598
                                                                                                             --------------
                  Total liabilities                                                                              53,173,945
                                                                                                             --------------

Net Assets:       Net assets                                                                                 $  480,161,091
                                                                                                             ==============

Net Assets        Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
Consist of:       authorized                                                                                 $      803,135
                  Class B Shares of Common Stock, $.10 par value, 200,000,000 shares
                  authorized                                                                                        774,979
                  Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                  authorized                                                                                        236,217
                  Class I Shares of Common Stock, $.10 par value, 100,000,000 shares
                  authorized                                                                                      1,600,917
                  Class R Shares of Common Stock, $.10 par value, 100,000,000 shares
                  authorized                                                                                              1
                  Paid-in capital in excess of par                                                              609,731,904
                  Accumulated investment loss--net                                         $ (14,246,550)
                  Accumulated realized capital losses on investments and foreign
                  currency transactions--net                                                (114,387,470)
                  Unrealized depreciation on investments and foreign currency
                  transactions--net                                                           (4,352,042)
                                                                                           --------------
                  Total accumulated losses--net                                                               (132,986,062)
                                                                                                             --------------
                  Net assets                                                                                 $  480,161,091
                                                                                                             ==============

Net Asset Value:  Class A--Based on net assets of $115,478,843 and 8,031,348 shares
                           outstanding                                                                       $        14.38
                                                                                                             ==============
                  Class B--Based on net assets of $102,868,535 and 7,749,793 shares
                           outstanding                                                                       $        13.27
                                                                                                             ==============
                  Class C--Based on net assets of $30,519,215 and 2,362,166 shares
                           outstanding                                                                       $        12.92
                                                                                                             ==============
                  Class I--Based on net assets of $231,294,392 and 16,009,174 shares
                           outstanding                                                                       $        14.45
                                                                                                             ==============
                  Class R--Based on net assets of $106.19 and 7.930 shares outstanding                       $        13.39
                                                                                                             ==============


See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended June 30, 2003
Investment        Dividends (net of $501,588 foreign withholding tax)                                        $    5,119,403
Income:           Securities lending--net                                                                            81,244
                  Interest                                                                                           64,145
                                                                                                             --------------
                  Total income                                                                                    5,264,792
                                                                                                             --------------

Expenses:         Investment advisory fees                                                 $    1,386,873
                  Account maintenance and distribution fees--Class B                              522,372
                  Transfer agent fees--Class I                                                    276,344
                  Transfer agent fees--Class B                                                    154,524
                  Account maintenance and distribution fees--Class C                              148,853
                  Transfer agent fees--Class A                                                    133,983
                  Account maintenance fees--Class A                                               133,878
                  Accounting services                                                             105,746
                  Custodian fees                                                                   71,879
                  Transfer agent fees--Class C                                                     45,121
                  Professional fees                                                                40,476
                  Printing and shareholder reports                                                 35,888
                  Registration fees                                                                31,902
                  Directors' fees and expenses                                                     25,778
                  Pricing fees                                                                      4,535
                  Other                                                                            28,662
                                                                                           --------------
                  Total expenses                                                                                  3,146,814
                                                                                                             --------------
                  Investment income--net                                                                          2,117,978
                                                                                                             --------------

Realized &        Realized loss on:
Unrealized Gain      Investments--net                                                        (20,866,708)
(Loss) on            Foreign currency transactions--net                                         (194,449)      (21,061,157)
Investments &                                                                              --------------
Foreign Currency  Change in unrealized appreciation/depreciation on:
Transactions--Net:   Investments--net                                                          44,250,704
                     Foreign currency transactions--net                                          (18,617)        44,232,087
                                                                                           --------------    --------------
                  Total realized and unrealized gain on investments and foreign
                  currency transactions--net                                                                     23,170,930
                                                                                                             --------------
                  Net Increase in Net Assets Resulting from Operations                                       $   25,288,908
                                                                                                             ==============

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets

                                                                                            For the Six          For the
                                                                                            Months Ended        Year Ended
                                                                                              June 30,         December 31,
Increase (Decrease) in Net Assets:                                                              2003               2002
Operations:       Investment income--net                                                   $    2,117,978    $      462,445
                  Realized loss on investments and foreign currency
                  transactions--net                                                          (21,061,157)      (76,420,669)
                  Change in unrealized appreciation/depreciation on investments
                  and foreign currency transactions--net                                       44,232,087      (12,309,577)
                                                                                           --------------    --------------
                  Net increase (decrease) in net assets resulting from operations              25,288,908      (88,267,801)
                                                                                           --------------    --------------

Dividends to      Investment income--net:
Shareholders:        Class A                                                                           --       (5,319,829)
                     Class B                                                                           --       (8,180,190)
                     Class C                                                                           --       (2,020,879)
                     Class I                                                                           --      (12,845,361)
                                                                                           --------------    --------------
                  Net decrease in net assets resulting from dividends to shareholders                  --      (28,366,259)
                                                                                           --------------    --------------

Capital Share     Net decrease in net assets derived from capital share transactions         (30,593,047)     (160,611,647)
Transactions:                                                                              --------------    --------------

Net Assets:       Total decrease in net assets                                                (5,304,139)     (277,245,707)
                  Beginning of period                                                         485,465,230       762,710,937
                                                                                           --------------    --------------
                  End of period*                                                           $  480,161,091    $  485,465,230
                                                                                           ==============    ==============

                  *Accumulated investment loss--net                                        $ (14,246,550)    $ (16,364,528)
                                                                                           ==============    ==============

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights

                                                                                    Class A+++++
                                                              For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.         Ended
                                                              June 30,           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share         Net asset value, beginning of period       $    13.64   $    16.65   $    20.08   $    33.06   $    17.65
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income (loss)--net++                   .07          .03          .01        (.03)       --++++
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 .67       (2.38)       (2.81)       (9.46)        15.41
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations                  .74       (2.35)       (2.80)       (9.49)        15.41
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                          --        (.66)        (.63)           --           --
                     In excess of investment income--net             --           --           --        (.56)           --
                     Realized gain on investments--net               --           --           --       (2.53)           --
                     In excess of realized gain on
                     investments--net                                --           --           --        (.40)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions                  --        (.66)        (.63)       (3.49)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    14.38   $    13.64   $    16.65   $    20.08   $    33.06
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment  Based on net asset value per share           5.43%+++     (14.72%)     (13.87%)     (28.50%)       87.31%
Return:**                                                    ==========   ==========   ==========   ==========   ==========

Ratios to         Expenses                                       1.25%*        1.21%        1.14%        1.07%        1.10%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income (loss)--net                  1.03%*         .20%         .07%       (.09%)       (.02%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $  115,479   $  109,718   $  133,027   $  162,910   $  274,734
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                             11.87%       11.68%        8.88%       35.23%       28.84%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than ($.01) per share.
+++Aggregate total investment return.
+++++Effective April 14, 2003, Class D Shares were redesignated
Class A Shares.

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)

                                                                                      Class B
                                                              For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.         Ended
                                                              June 30,           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share         Net asset value, beginning of period       $    12.64   $    15.60   $    18.79   $    31.12   $    16.74
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income (loss)--net++                   .01        (.08)        (.12)        (.23)        (.16)
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 .62       (2.22)       (2.63)       (8.87)        14.54
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations                  .63       (2.30)       (2.75)       (9.10)        14.38
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                          --        (.66)        (.44)           --           --
                     In excess of investment income--net             --           --           --        (.30)           --
                     Realized gain on investments--net               --           --           --       (2.53)           --
                     In excess of realized gain on
                     investments--net                                --           --           --        (.40)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions                  --        (.66)        (.44)       (3.23)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    13.27   $    12.64   $    15.60   $    18.79   $    31.12
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment  Based on net asset value per share           4.98%+++     (15.41%)     (14.57%)     (29.03%)       85.90%
Return:**                                                    ==========   ==========   ==========   ==========   ==========

Ratios to         Expenses                                       2.04%*        2.00%        1.92%        1.84%        1.88%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income (loss)--net                   .21%*       (.57%)       (.69%)       (.86%)       (.76%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $  102,869   $  115,930   $  225,709   $  442,242   $  888,735
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                             11.87%       11.68%        8.88%       35.23%       28.84%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)

                                                                                      Class C
                                                              For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.         Ended
                                                              June 30,           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share         Net asset value, beginning of period       $    12.30   $    15.20   $    18.36   $    30.53   $    16.42
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investmentincome (loss)--net++                    .01        (.08)        (.12)        (.23)        (.17)
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 .61       (2.16)       (2.57)       (8.70)        14.28
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations                  .62       (2.24)       (2.69)       (8.93)        14.11
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                          --        (.66)        (.47)           --           --
                     In excess of investment income--net             --           --           --        (.31)           --
                     Realized gain on investments--net               --           --           --       (2.53)           --
                     In excess of realized gain on
                     investments--net                                --           --           --        (.40)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions                  --        (.66)        (.47)       (3.24)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    12.92   $    12.30   $    15.20   $    18.36   $    30.53
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment  Based on net asset value per share           5.04%+++     (15.42%)     (14.59%)     (29.03%)       85.93%
Return:**                                                    ==========   ==========   ==========   ==========   ==========

Ratios to         Expenses                                       2.05%*        2.00%        1.92%        1.85%        1.88%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income (loss)--net                   .21%*       (.59%)       (.70%)       (.86%)       (.79%)
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $   30,519   $   31,748   $   51,343   $   84,008   $  150,153
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                             11.87%       11.68%        8.88%       35.23%       28.84%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)

                                                                                    Class I+++++
                                                              For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.         Ended
                                                              June 30,           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         2003         2002         2001         2000          1999
Per Share         Net asset value, beginning of period       $    13.68   $    16.67   $    20.10   $    33.12   $    17.64
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:      Investment income--net++                          .09          .07          .06          .04          .06
                  Realized and unrealized gain (loss)
                  on investments and foreign currency
                  transactions--net                                 .68       (2.40)       (2.81)       (9.50)        15.42
                                                             ----------   ----------   ----------   ----------   ----------
                  Total from investment operations                  .77       (2.33)       (2.75)       (9.46)        15.48
                                                             ----------   ----------   ----------   ----------   ----------
                  Less dividends and distributions:
                     Investment income--net                          --        (.66)        (.68)           --           --
                     In excess of investment income--net             --           --           --        (.63)           --
                     Realized gain on investments--net               --           --           --       (2.53)           --
                     In excess of realized gain on
                     investments--net                                --           --           --        (.40)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Total dividends and distributions                  --        (.66)        (.68)       (3.56)           --
                                                             ----------   ----------   ----------   ----------   ----------
                  Net asset value, end of period             $    14.45   $    13.68   $    16.67   $    20.10   $    33.12
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment  Based on net asset value per share           5.63%+++     (14.58%)     (13.63%)     (28.32%)       87.76%
Return:**                                                    ==========   ==========   ==========   ==========   ==========

Ratios to         Expenses                                       1.00%*         .96%         .89%         .82%         .85%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:       Investment income--net                         1.29%*         .48%         .33%         .14%         .28%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental      Net assets, end of period (in thousands)   $  231,294   $  228,069   $  352,632   $  518,557   $  986,913
Data:                                                        ==========   ==========   ==========   ==========   ==========
                  Portfolio turnover                             11.87%       11.68%        8.88%       35.23%       28.84%
                                                             ==========   ==========   ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Effective April 14, 2003, Class A Shares were redesignated
Class I Shares.

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                                 Class R

                                                                                                                 For the
                                                                                                                  Period
The following per share data and ratios have been derived                                                      January 3,
from information provided in the financial statements.                                                          2003++ to
Increase in Net Asset Value:                                                                                  June 30, 2003
Per Share         Net asset value, beginning of period                                                           $    12.61
Operating                                                                                                        ----------
Performance:      Investment income--net++++                                                                            .13
                  Realized and unrealized gain on investments and foreign
                  currency transactions--net                                                                            .65
                                                                                                                 ----------
                  Total from investment operations                                                                      .78
                                                                                                                 ----------
                  Net asset value, end of period                                                                 $    13.39
                                                                                                                 ==========

Total Investment  Based on net asset value per share                                                               6.19%+++
Return:**                                                                                                        ==========

Ratios to         Expenses                                                                                           1.49%*
Average                                                                                                          ==========
Net Assets:       Investment income--net                                                                             1.83%*
                                                                                                                 ==========

Supplemental      Net assets, end of period (in thousands)                                                       $  --+++++
Data:                                                                                                            ==========
                  Portfolio turnover                                                                                 11.87%
                                                                                                                 ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
+++Aggregate total investment return.
+++++Amount is less than $1,000.

See Notes to Financial Statements.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Pacific Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective January 3, 2003, the Fund began offering Class R Shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. However, in certain circumstances, the Fund will value a security traded on a Japanese stock exchange based upon the last bid or ask price as reported on such exchange after trading in such security has been halted for the day. Japanese stock exchanges may impose limits, based on a percentage of a security's value, on the amount such security may move in a single day. If the security reaches its limit during the day, further trading is halted. However, a bid or ask quotation may be reported following the suspension of trading. In situations where both a bid and ask price are reported following a trading suspension due to the circumstances described above, the Fund will utilize the bid price for valuation purposes. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


NOTES TO FINANCIAL STATEMENTS (continued)


(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on dividends, interest and capital gains at various rates.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .60% of the average daily net assets of the Fund. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                               Account           Distribution
                           Maintenance Fee           Fee

Class A                        .25%                  --
Class B                        .25%                 .75%
Class C                        .25%                 .75%
Class R                        .25%                 .25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended June 30, 2003, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

                                     FAMD         MLPF&S

Class A                              $774         $9,514
Class I                              $216         $2,188


For the six months ended June 30, 2003, MLPF&S received contingent deferred sales charges of $38,553 and $474 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S, a subsidiary of ML & Co., or its affiliates. As of June 30, 2003, the Fund lent securities with a value of $18,926,096 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $35,657 in securities lending agent fees.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


NOTES TO FINANCIAL STATEMENTS (concluded)


In addition, MLPF&S received $56,378 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended June 30, 2003, the Fund reimbursed MLIM
$5,329 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $53,687,868 and $98,391,708, respectively.

Net realized losses for the six months ended June 30, 2003 and net unrealized losses as of June 30, 2003 were as follows:


                                      Realized          Unrealized
                                        Losses            Losses

Long-term investments             $ (20,866,708)     $  (4,338,528)
Foreign currency
transactions                           (194,449)           (13,514)
                                  --------------     --------------
Total                             $ (21,061,157)     $  (4,352,042)
                                  ==============     ==============


As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $17,610,903, of which $74,101,694 related to appreciated securities and $91,712,597 related to depreciated securities. At June 30, 2003, the aggregate cost of investments, for Federal income tax purposes was $543,263,484.


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $30,593,047 and $160,611,647 for the six months ended June 30, 2003 and for the year ended December 31, 2002, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                         Dollar
Ended June 30, 2003++                    Shares           Amount

Shares sold                            2,406,943     $   32,870,603
Automatic conversion of shares           444,057          5,998,814
                                  --------------     --------------
Total issued                           2,851,000         38,869,417
Shares redeemed                      (2,866,085)       (39,200,883)
                                  --------------     --------------
Net decrease                            (15,085)     $    (331,466)
                                  ==============     ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Class A Shares for the Year                               Dollar
Ended December 31, 2002++                Shares           Amount

Shares sold                            1,826,332     $   26,649,758
Shares issued to shareholders
in reinvestment of dividends             275,935          4,470,151
Automatic conversion of
shares                                 2,024,526         31,585,555
                                  --------------     --------------
Total issued                           4,126,793         62,705,464
Shares redeemed                      (4,069,229)       (61,149,151)
                                  --------------     --------------
Net increase                              57,564     $    1,556,313
                                  ==============     ==============

++Effective April 14, 2003, Class D Shares were redesignated Class A
Shares.



Class B Shares for the Six Months                         Dollar
Ended June 30, 2003                      Shares           Amount

Shares sold                              455,961     $    5,762,152
Automatic conversion of shares         (480,036)        (5,998,814)
Shares redeemed                      (1,399,718)       (17,551,908)
                                  --------------     --------------
Net decrease                         (1,423,793)     $ (17,788,570)
                                  ==============     ==============



Class B Shares for the Year                               Dollar
Ended December 31, 2002                  Shares           Amount

Shares sold                              896,061     $   12,726,262
Shares issued to shareholders
in reinvestment of dividends             463,901          7,004,906
                                  --------------     --------------
Total issued                           1,359,962         19,731,168
Automatic conversion of shares       (2,172,133)       (31,585,555)
Shares redeemed                      (4,482,820)       (64,618,180)
                                  --------------     --------------
Net decrease                         (5,294,991)     $ (76,472,567)
                                  ==============     ==============



Merrill Lynch Pacific Fund, Inc., June 30, 2003



Class C Shares for the Six Months                         Dollar
Ended June 30, 2003                      Shares           Amount

Shares sold                              195,274     $    2,391,054
Shares redeemed                        (413,984)        (5,039,415)
                                  --------------     --------------
Net decrease                           (218,710)     $  (2,648,361)
                                  ==============     ==============



Class C Shares for the Year                               Dollar
Ended December 31, 2002                  Shares           Amount

Shares sold                              868,503     $   11,912,141
Shares issued to shareholders
in reinvestment of dividends             121,245          1,782,295
                                  --------------     --------------
Total issued                             989,748         13,694,436
Shares redeemed                      (1,785,879)       (24,667,794)
                                  --------------     --------------
Net decrease                           (796,131)     $ (10,973,358)
                                  ==============     ==============



Class I Shares for the Six Months                         Dollar
Ended June 30, 2003++                    Shares           Amount

Shares sold                            7,057,928     $   95,705,360
Shares redeemed                      (7,716,105)      (105,530,110)
                                  --------------     --------------
Net decrease                           (658,177)     $  (9,824,750)
                                  ==============     ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Class I Shares for the Year                               Dollar
Ended December 31, 2002++                Shares           Amount

Shares sold                           36,419,132      $ 555,092,917
Shares issued to shareholders
in reinvestment of dividends             717,937         11,653,761
                                  --------------     --------------
Total issued                          37,137,069        566,746,678
Shares redeemed                     (41,629,215)      (641,468,713)
                                  --------------     --------------
Net decrease                         (4,492,146)     $ (74,722,035)
                                  ==============     ==============

++Effective April 14, 2003, Class A Shares were redesignated Class I
Shares.



Class R Shares for the
Period January 3, 2003++                                  Dollar
to June 30, 2003                         Shares           Amount

Shares sold                                7.930     $          100
                                  --------------     --------------
Net increase                               7.930     $          100
                                  ==============     ==============

++Commencement of operations.



5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended June 30, 2003.


6. Commitments:
At June 30, 2003, the Fund entered into foreign forward exchange contracts under which it had agreed to sell various foreign currencies with an approximate value of $266,000.


7. Capital Loss Carryforward:
On December 31, 2002, the Fund had a net capital loss carryforward of $86,884,771, of which $5,486,001 expires in 2009 and $81,398,770 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.



Merrill Lynch Pacific Fund, Inc., June 30, 2003


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
James Russell, Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary



Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Pacific Fund, Inc.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Pacific Fund, Inc.


Date: August 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Pacific Fund, Inc.


Date: August 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Pacific Fund, Inc.


Date: August 21, 2003



Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.